SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue, net total	$ 6,188	$ 4,019
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue, net total	6,188	4,019
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	5,977	3,561
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	211	458
Revenue From Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	5,977	3,561
Revenue From Maintenance Works And Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	$ 211	$ 458